Financial instruments - Summary of 10 percent strengthening/weakening of foreign exchange rate (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of effect of changes In foreign exchange rates gain or loss
Percentage of change in foreign exchange rate for sensitivity analysis	10.00%	10.00%
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	₺ (4,441,113)	₺ (1,065,079)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	4,441,113	1,065,079
Increase (decrease) in equity due to potential appreciation of foreign currency	(530,131)	(314,512)
Increase (decrease) in equity due to potential depreciation of foreign currency	530,131	314,512
USD
Disclosure of effect of changes In foreign exchange rates gain or loss
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(3,077,445)	1,275,184
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	3,077,445	(1,275,184)
Increase (decrease) in equity due to potential appreciation of foreign currency	(12,870)	(30,347)
Increase (decrease) in equity due to potential depreciation of foreign currency	12,870	30,347
USD | Net assets and liability
Disclosure of effect of changes In foreign exchange rates gain or loss
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(3,077,445)	1,275,184
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	3,077,445	(1,275,184)
USD | Hedged portion of risk
Disclosure of effect of changes In foreign exchange rates gain or loss
Increase (decrease) in equity due to potential appreciation of foreign currency	(12,870)	(30,347)
Increase (decrease) in equity due to potential depreciation of foreign currency	12,870	30,347
EUR
Disclosure of effect of changes In foreign exchange rates gain or loss
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(136,703)	(1,970,305)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	136,703	1,970,305
Increase (decrease) in equity due to potential appreciation of foreign currency	(517,261)	(284,165)
Increase (decrease) in equity due to potential depreciation of foreign currency	517,261	284,165
EUR | Net assets and liability
Disclosure of effect of changes In foreign exchange rates gain or loss
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(136,703)	(1,970,305)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	136,703	1,970,305
EUR | Hedged portion of risk
Disclosure of effect of changes In foreign exchange rates gain or loss
Increase (decrease) in equity due to potential appreciation of foreign currency	(517,261)	(284,165)
Increase (decrease) in equity due to potential depreciation of foreign currency	517,261	284,165
CNY
Disclosure of effect of changes In foreign exchange rates gain or loss
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(1,226,965)	(369,958)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	1,226,965	369,958
CNY | Net assets and liability
Disclosure of effect of changes In foreign exchange rates gain or loss
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(1,226,965)	(369,958)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	₺ 1,226,965	₺ 369,958